Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies
Basis of Accounting
The Plan’s financial statements are prepared on the modified cash basis of accounting. Although not in accordance with accounting principles generally accepted in the United States of America (GAAP), this method of accounting is permitted under the Department of Labor’s Rules and Regulations for Reporting and Disclosure under ERISA and is a comprehensive basis of accounting other than GAAP. Therefore, certain additions and related assets are recognized when received rather than when earned and certain liabilities and expenses are recognized when paid rather than when the obligations are incurred.
Use of Estimates
The preparation of financial statements in conformity with the modified cash basis of accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include the determination of the fair value of the Plan’s assets. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
The Plan’s investments are stated at fair value (except for fully benefit-responsive investment contracts, which are reported at contract value). Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 5 for a discussion of fair value measurements. The assets of the Plan are subject to market fluctuations which could affect balances available for benefits.
Purchases and sales of securities are recorded on a trade-date basis.
Interest and dividend income, capital gains and losses are recorded at the time the proceeds are received.

Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
Investment Fees
Net investment returns reflect certain fees paid by the investment funds to their affiliated investment advisors, transfer agents, and others as further described in each fund prospectus or other published documents. These fees are deducted prior to allocation of the Plan’s investment earnings activity and thus are not separately identifiable as an expense.
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus accrued unpaid interest. If a participant ceases to make loan repayments, the Plan Administrator deems the participant loan to be in default. Once a distribution event occurs, such as employment termination, the participant loan balance is reduced, and a benefit payment is recorded.
Contributions
Contributions from Plan participants and the employer contributions from
the
Bank
are recorded when received.
Benefit Payments
Benefit payments are recorded when paid.
Administrative Expenses
The Company intends to pay all of the administrative expenses of the Plan directly, but reserves the right to authorize such expenses be paid by the Plan. Any such payment of administrative expenses by the Plan will be allocated among the various investment funds in proportion to the fair value of the assets on the last valuation date and allocated to the various accounts in the same manner as a gain on investments. Fees related to the administration of notes receivable from participants are charged directly to the participant’s account and are included in administrative expenses. Investment related expenses are included in net appreciation/depreciation of fair value of investments.